Shareholder’s Equity (Details) - USD ($)										12 Months Ended
	May 22, 2026	Jun. 30, 2025	May 29, 2025	Jan. 01, 2022	Aug. 20, 2021	Aug. 19, 2021	Jul. 20, 2021	Jun. 09, 2021	May 31, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	May 31, 2026	Sep. 06, 2021
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized		100,000,000,000								100,000,000,000	100,000,000,000
Ordinary shares, par value		$ 0.00001								$ 0.00001	$ 0.00001
Ordinary shares, shares issued		494,488,908								495,884,376	494,488,908
Ordinary shares, shares outstanding		494,488,908								495,884,376	494,488,908
Price per share (in Dollars per share)	$ 20.3
Additional proceeds received (in Dollars)										$ 18,620,000
Aggregate number of ordinary shares										1,235,076
Percentage of outstanding number of ordinary shares										2.00%
Granted issuance of option		592,230
Exercise price per share (in Dollars per share)										$ 0.38
Vest on each anniversary period		4 years		4 years							4 years			4 years
Over vesting year								10 years			10 years
Vested term				10 years
Option exercisable per share (in Dollars per share)											$ 17.4
Share-based compensation expense (in Dollars)										$ 3,226,000	$ 245,000	$ 449,000
Employee share-based compensation (in Dollars)										$ 2,948,000
Weighted-average period										3 years
Percentage of shares issued						2.50%	2.50%
Shares of placement agents for the offering						308,750	8,125
Warrants carry term										5 years
Exercisable period										180 days
Exercisable at price (in Dollars per share)										$ 0.28
Aggregated fair value of warrants (in Dollars)						$ 30,000.00	$ 270,000
Risk free rate						0.77%	0.68%
Expected term						5 years	5 years
Volatility rate						82.66%	65.24%
Expected future dividends (in Dollars)
Repurchased amount
Public Offering Warrants [Member]
Shareholder’s Equity [Line Items]
Shares of placement agents for the offering						2,185,000	57,500
2021 Share Option Plan [Member]
Shareholder’s Equity [Line Items]
Aggregate number of ordinary shares										46,932,888
Vesting percentage				25.00%				25.00%			25.00%
2021 Share Option Plan [Member] | Option Repurchase Agreement [Member]
Shareholder’s Equity [Line Items]
Repurchased amount										$ 123,498			$ 123,498
Regencell Bioscience Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized		100,000,000,000								100,000,000,000	100,000,000,000
Ordinary shares, par value		$ 0.00001								$ 0.00001	$ 0.00001
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized			100,000,000,000						100,000,000,000
Ordinary shares, shares issued		495,884,376	481,476,042						10,000,000,000		495,884,376
Ordinary shares, shares outstanding			481,476,042						10,000,000,000	494,488,908
Share split, description									On May 31, 2021, the board of directors approved a share subdivision of the Company’s authorized number of ordinary shares at a ratio of 1,000-for-1.
Price per share (in Dollars per share)			$ 0.00001				$ 0.00001
Aggregate shares			481,476,042
Additional ordinary shares			37
Share issued price per share (in Dollars per share)			$ 0.00001
Sales of shares	985,222
Ordinary Shares [Member] | Registered Direct Offering (“RDO”) [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, par value	$ 0.00001
Share issued price per share (in Dollars per share)	$ 20.3
Sales of shares	985,222
Additional proceeds received (in Dollars)	$ 18,620,000
Ordinary Shares [Member] | Regencell Bioscience Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, par value									$ 0.00001
Minimum [Member]
Shareholder’s Equity [Line Items]
Granted issuance of option				15,585				1,235,076
Number of share options, granted								46,755
Exercise price per share (in Dollars per share)				$ 0.84				$ 0.25
Market value of underlying stock price (in Dollars per share)						$ 0.17	0.24
Exercise price of warrants (in Dollars per share)						0.28	0.28
Maximum [Member]
Shareholder’s Equity [Line Items]
Granted issuance of option				592,230				46,932,888
Number of share options, granted								1,776,690
Exercise price per share (in Dollars per share)				$ 31.85				$ 9.5
Market value of underlying stock price (in Dollars per share)						6.3	9.27
Exercise price of warrants (in Dollars per share)						$ 10.45	10.45
IPO [Member]
Shareholder’s Equity [Line Items]
Price per share (in Dollars per share)							$ 0.25
Sales of shares							87,400,000
IPO [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Sales of shares					12,350,000
Gross proceeds (in Dollars)							$ 21,850,000
IPO [Member] | Minimum [Member]
Shareholder’s Equity [Line Items]
Gross proceeds (in Dollars)							21,850,000
IPO [Member] | Maximum [Member]
Shareholder’s Equity [Line Items]
Gross proceeds (in Dollars)							$ 19,820,000
Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Additional proceeds received (in Dollars)					$ 2,850,000
Over-Allotment Option [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Sales of shares					12,350,000